UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22048
Investment Company Act File Number
Emerging Markets Local Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio
January 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 77.4%

	Principal
Security	Amount		Value
Albania — 0.5%
Republic of Albania, 7.50%, 11/4/15	EUR	3,500,000	$4,054,431

Total Albania			$4,054,431

Bermuda — 0.1%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$1,002,425

Total Bermuda			$1,002,425

Brazil — 5.8%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	486,236	$288,464
Nota Do Tesouro Nacional, 10.00%, 1/1/13	BRL	5,118,000	2,938,632
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	23,509,000	13,436,405
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314,000	11,787,842
Nota Do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127,000	8,567,469
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	400,097
Republic of Brazil, 12.50%, 1/5/16	BRL	10,030,000	6,687,815

Total Brazil			$44,106,724

Chile — 1.3%
Government of Chile, 2.10%, 9/1/15(2)	CLP	89,633,440	$183,610
Government of Chile, 3.00%, 1/1/15(2)	CLP	784,292,600	1,646,520
Government of Chile, 6.00%, 3/1/17	CLP	70,000,000	150,527
Government of Chile, 6.00%, 1/1/18	CLP	1,020,000,000	2,205,497
Government of Chile, 6.00%, 3/1/18	CLP	2,350,000,000	5,088,018
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	1,013,062

Total Chile			$10,287,234

Colombia — 4.2%
Republic of Colombia, 7.75%, 4/14/21	COP	9,341,000,000	$6,206,177
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	6,466,979
Republic of Colombia, 12.00%, 10/22/15	COP	19,718,000,000	13,899,109
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	2,500,000,000	1,474,837
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000,000	3,714,578

Total Colombia			$31,761,680

Congo — 0.2%
Republic of Congo, 3.00%, 6/30/29(3)	USD	2,333,200	$1,714,902

Total Congo			$1,714,902

Costa Rica — 0.0%(4)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	54,460,807	$86,541
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	6,118,343	11,456

Total Costa Rica			$97,997

Dominican Republic — 1.0%
Dominican Republic, 16.00%, 7/10/20(1)	DOP	38,000,000	$978,112
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(5)	DOP	107,000,000	2,737,819
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 15.00%, 3/12/12(5)	DOP	82,000,000	2,111,974

	Principal
Security	Amount		Value
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(5)	DOP	67,800,000	$1,723,333

Total Dominican Republic			$7,551,238

Egypt — 0.0%(4)
Arab Republic of Egypt, 8.75%, 7/18/12(1)	EGP	1,690,000	$247,208

Total Egypt			$247,208

Georgia — 0.1%
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	370,000	$223,014
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	500,000	311,164

Total Georgia			$534,178

Greece — 0.0%(4)
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	225,000	$73,481

Total Greece			$73,481

Hungary — 5.6%
Hungary Government Bond, 5.50%, 2/12/14	HUF	2,120,600,000	$8,909,502
Hungary Government Bond, 5.50%, 2/12/16	HUF	367,700,000	1,468,714
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	688,569
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	2,212,066
Hungary Government Bond, 6.75%, 2/12/13	HUF	785,300,000	3,438,132
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520,000	6,364,567
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980,000	4,546,834
Hungary Government Bond, 7.00%, 6/24/22	HUF	435,000,000	1,700,110
Hungary Government Bond, 7.50%, 10/24/13	HUF	796,000,000	3,493,763
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800,000	2,726,052
Hungary Government Bond, 8.00%, 2/12/15	HUF	455,000,000	1,991,740
Republic of Hungary, 3.50%, 7/18/16	EUR	1,362,000	1,469,790
Republic of Hungary, 4.375%, 7/4/17	EUR	374,000	406,045
Republic of Hungary, 4.50%, 1/29/14	EUR	1,799,000	2,191,753
Republic of Hungary, 5.75%, 6/11/18	EUR	434,000	494,007
Republic of Hungary, 6.75%, 7/28/14	EUR	463,000	579,645

Total Hungary			$42,681,289

Indonesia — 9.9%
Indonesia Government, 7.375%, 9/15/16	IDR	43,648,000,000	$5,392,922
Indonesia Government, 8.25%, 7/15/21	IDR	4,730,000,000	636,746
Indonesia Government, 8.375%, 9/15/26	IDR	14,100,000,000	1,940,776
Indonesia Government, 9.00%, 9/15/13	IDR	26,300,000,000	3,144,345
Indonesia Government, 9.00%, 9/15/18	IDR	13,080,000,000	1,752,764
Indonesia Government, 9.50%, 6/15/15	IDR	33,485,000,000	4,281,499
Indonesia Government, 9.50%, 7/15/23	IDR	35,245,000,000	5,194,619
Indonesia Government, 9.50%, 7/15/31	IDR	110,105,000,000	16,641,287
Indonesia Government, 9.50%, 5/15/41	IDR	11,043,000,000	1,679,789
Indonesia Government, 9.75%, 5/15/37	IDR	28,656,000,000	4,390,839
Indonesia Government, 10.00%, 7/15/17	IDR	10,200,000,000	1,408,716
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	3,373,999
Indonesia Government, 10.00%, 2/15/28	IDR	8,560,000,000	1,321,135
Indonesia Government, 10.25%, 7/15/27	IDR	22,325,000,000	3,447,126
Indonesia Government, 10.50%, 8/15/30	IDR	30,978,000,000	5,033,063
Indonesia Government, 10.50%, 7/15/38	IDR	10,900,000,000	1,788,376
Indonesia Government, 11.00%, 11/15/20	IDR	14,560,000,000	2,251,956
Indonesia Government, 11.00%, 9/15/25	IDR	16,440,000,000	2,672,860
Indonesia Government, 11.25%, 5/15/14	IDR	16,743,000,000	2,130,069
Indonesia Government, 11.50%, 9/15/19	IDR	25,200,000,000	3,885,254

	Principal
Security	Amount		Value
Indonesia Government, 12.50%, 3/15/13	IDR	23,815,000,000	$2,896,052

Total Indonesia			$75,264,192

Israel — 0.1%
Israel Government Bond, 3.00%, 10/31/19(2)	ILS	577,332	$169,670
Israel Government Bond, 5.00%, 4/30/15(2)	ILS	1,464,893	447,205

Total Israel			$616,875

Malaysia — 4.5%
Malaysia Government, 3.502%, 5/31/27	MYR	4,125,000	$1,301,081
Malaysia Government, 3.741%, 2/27/15	MYR	24,076,000	8,081,004
Malaysia Government, 3.814%, 2/15/17	MYR	7,003,000	2,359,288
Malaysia Government, 4.012%, 9/15/17	MYR	10,786,000	3,671,112
Malaysia Government, 4.16%, 7/15/21	MYR	19,738,000	6,813,166
Malaysia Government, 4.24%, 2/7/18	MYR	15,775,000	5,437,107
Malaysia Government, 4.378%, 11/29/19	MYR	3,750,000	1,312,580
Malaysia Government, 4.392%, 4/15/26	MYR	4,047,000	1,416,926
Malaysia Government, 4.498%, 4/15/30	MYR	3,480,000	1,227,367
Malaysia Government, 5.094%, 4/30/14	MYR	7,416,000	2,552,681

Total Malaysia			$34,172,312

Mexico — 4.8%
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800,000	$1,748,530
Mexican Bonos, 7.50%, 6/3/27	MXN	30,480,000	2,541,497
Mexican Bonos, 7.75%, 12/14/17	MXN	9,500,000	822,265
Mexican Bonos, 8.00%, 12/19/13	MXN	61,900,000	5,039,677
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018,000	1,860,659
Mexican Bonos, 8.50%, 12/13/18	MXN	6,832,600	617,387
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000,000	3,519,015
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100,000	3,157,222
Mexican Bonos, 9.00%, 6/20/13	MXN	34,900,000	2,835,570
Mexican Bonos, 9.50%, 12/18/14	MXN	23,060,000	1,994,990
Mexican Bonos, 10.00%, 12/5/24	MXN	63,550,000	6,531,202
Mexican Bonos, 10.00%, 11/20/36	MXN	56,570,000	5,673,901

Total Mexico			$36,341,915

Peru — 2.1%
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	$919,512
Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	1,048,873
Republic of Peru, 6.90%, 8/12/37(3)	PEN	4,730,000	1,837,471
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	782,447
Republic of Peru, 7.84%, 8/12/20	PEN	1,130,000	481,837
Republic of Peru, 7.84%, 8/12/20(3)	PEN	11,470,000	4,890,852
Republic of Peru, 8.20%, 8/12/26	PEN	5,775,000	2,570,723
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,340,395
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	763,103

Total Peru			$15,635,213

Philippines — 0.9%
Philippine Government International Bond, 4.95%, 1/15/21	PHP	139,000,000	$3,391,594
Philippine Government International Bond, 6.25%, 1/14/36	PHP	150,000,000	3,680,563

Total Philippines			$7,072,157

Poland — 0.7%
Poland Government Bond, 3.00%, 8/24/16(2)	PLN	1,884,411	$602,821
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	623,626
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,111,970

	Principal
Security	Amount		Value
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	$1,703,173
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	940,020

Total Poland			$4,981,610

Romania — 0.3%
Romania Government International Bond, 6.75%, 2/7/22(1)	USD	2,600,000	$2,576,782

Total Romania			$2,576,782

Russia — 6.7%
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	485,000,000	$16,631,088
Russia Foreign Bond, 7.85%, 3/10/18(3)	RUB	250,000,000	8,572,726
Russia Government Bond, 7.00%, 6/3/15	RUB	104,418,000	3,416,815
Russia Government Bond, 7.10%, 3/13/14	RUB	449,000,000	14,913,560
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000,000	2,247,318
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974,000	3,410,924
Russia Government Bond, 7.60%, 4/14/21	RUB	70,000,000	2,256,596

Total Russia			$51,449,027

Serbia — 2.8%
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	230,950,000	$2,702,910
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	403,070,000	4,674,107
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	401,520,000	4,533,386
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	26,350,000	291,432
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	237,360,000	2,547,626
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	539,100,000	5,742,536
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	76,900,000	752,383

Total Serbia			$21,244,380

South Africa — 7.0%
Republic of South Africa, 2.50%, 1/31/17(2)	ZAR	6,378,444	$873,462
Republic of South Africa, 2.60%, 3/31/28(2)	ZAR	6,497,570	860,890
Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	34,121,853	4,625,871
Republic of South Africa, 5.50%, 12/7/23(2)	ZAR	3,088,645	532,144
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175,000	6,265,619
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	5,487,072
Republic of South Africa, 7.00%, 2/28/31	ZAR	19,600,000	2,134,070
Republic of South Africa, 7.25%, 1/15/20	ZAR	32,400,000	4,048,382
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500,000	4,541,992
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,612,935
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990,000	4,109,363
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356,000	4,665,174
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005,000	12,681,434

Total South Africa			$53,438,408

Sri Lanka — 0.1%
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	$952,375

Total Sri Lanka			$952,375

Taiwan — 0.3%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	74,400,000	$2,514,470

Total Taiwan			$2,514,470

Thailand — 4.2%
Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041,000	$3,889,371
Kingdom of Thailand, 3.625%, 6/16/23	THB	75,523,000	2,516,807
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668,000	2,124,302

	Principal
Security	Amount		Value
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600,000	$1,520,804
Kingdom of Thailand, 4.25%, 3/13/13	THB	168,678,000	5,525,379
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371,000	2,214,430
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,109,065
Kingdom of Thailand, 5.125%, 3/13/18	THB	9,053,000	324,670
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409,000	9,330,608
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500,000	3,824,619

Total Thailand			$32,380,055

Turkey — 12.8%
Turkey Government Bond, 0.00%, 8/8/12	TRY	2,846,000	$1,528,385
Turkey Government Bond, 0.00%, 11/7/12	TRY	38,387,000	20,149,583
Turkey Government Bond, 0.00%, 7/17/13	TRY	25,300,000	12,517,367
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	10,540,034	6,005,420
Turkey Government Bond, 8.00%, 10/9/13	TRY	15,615,000	8,625,445
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100,000	2,827,194
Turkey Government Bond, 10.00%, 1/9/13	TRY	14,695,000	8,330,213
Turkey Government Bond, 10.00%, 4/10/13	TRY	29,195,000	16,619,716
Turkey Government Bond, 10.00%, 6/17/15	TRY	7,800,000	4,460,028
Turkey Government Bond, 10.50%, 1/15/20	TRY	6,051,000	3,604,684
Turkey Government Bond, 11.00%, 8/6/14	TRY	17,891,000	10,406,252
Turkey Government Bond, 14.00%, 9/26/12	TRY	1,790,000	1,037,119
Turkey Government Bond, 16.00%, 3/7/12	TRY	1,270,000	719,394
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	824,490

Total Turkey			$97,655,290

Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 1/11/13	UYU	7,500,000	$349,063
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	5,900,000	258,727
Republic of Uruguay, 4.375%, 12/15/28(2)	UYU	17,167,031	888,207

Total Uruguay			$1,495,997

Venezuela — 1.2%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	6,137,000	$3,850,967
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	1,368,100	1,019,235
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	4,662,000	4,114,215

Total Venezuela			$8,984,417

Total Foreign Government Bonds (identified cost $599,741,340)			$590,888,262

Mortgage Pass-Throughs — 1.6%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
7.00%, with maturity at 2032	$2,766,731	$3,286,775
7.50%, with maturity at 2034	634,650	780,390

		$4,067,165

	Principal
Security	Amount	Value
Federal National Mortgage Association:
2.468%, with maturity at 2035(6)	$1,512,078	$1,578,901
4.238%, with maturity at 2035(6)	1,201,488	1,309,997
6.50%, with various maturities to 2033	2,522,776	2,928,123
7.00%, with maturity at 2033	1,141,049	1,350,658
8.50%, with maturity at 2032	965,450	1,159,805

		$8,327,484

Total Mortgage Pass-Throughs (identified cost $11,720,775)		$12,394,649

U.S. Government Agency Obligations — 1.1%

	Principal
Security	Amount	Value
Federal Home Loan Bank:
4.50%, 9/13/19	$4,000,000	$4,746,640
5.25%, 12/9/22	2,700,000	3,431,395

Total U.S. Government Agency Obligations (identified cost $7,728,313)		$8,178,035

Precious Metals — 1.0%

	Troy
Description	Ounces	Value
Platinum(7)	4,784	$7,595,020

Total Precious Metals (identified cost $8,395,923)		$7,595,020

Currency Options Purchased — 0.0%(4)

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	6,566	EUR	1.17	5/3/12	$24,735

Total Currency Options Purchased (identified cost $300,008)						$24,735

Put Options Purchased — 0.0%(4)

	Number of
	Contracts	Strike		Expiration
Description	(000’s omitted)	Price		Date	Value
KOSPI 200 Index	28,650	KRW	200	10/11/12	$98,184

Total Put Options Purchased (identified cost $330,001)					$98,184

Short-Term Investments — 16.8%

Foreign Government Securities — 9.3%

	Principal
	Amount
Security	(000’s omitted)		Value
Colombia — 0.1%
Titulos De Tesoreria B, 0.00%, 4/26/12	COP	1,178,600	$644,135

Total Colombia			$644,135

Croatia — 0.5%
Croatia Treasury Bill, 0.00%, 2/9/12	EUR	213	$278,534
Croatia Treasury Bill, 0.00%, 2/16/12	EUR	380	496,146
Croatia Treasury Bill, 0.00%, 2/23/12	EUR	173	225,657
Croatia Treasury Bill, 0.00%, 3/1/12	EUR	422	550,102
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	380	479,195
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	173	217,945
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	422	531,109
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	410	513,325
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	225	281,038

Total Croatia			$3,573,051

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 5/17/12	GEL	600	$351,692
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	253	144,832

Total Georgia			$496,524

Hong Kong — 1.8%
Hong Kong Treasury Bill, 0.00%, 2/8/12	HKD	68,000	$8,768,907
Hong Kong Treasury Bill, 0.00%, 3/7/12	HKD	3,500	451,487
Hong Kong Treasury Bill, 0.00%, 4/18/12	HKD	9,500	1,225,140
Hong Kong Treasury Bill, 0.00%, 4/25/12	HKD	22,500	2,901,520

Total Hong Kong			$13,347,054

Iceland — 0.0%(4)
Iceland Treasury Bill, 0.00%, 4/16/12	ISK	23,000	$157,035

Total Iceland			$157,035

Indonesia — 0.0%(4)
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	2,142,000	$238,125

Total Indonesia			$238,125

Israel — 0.2%
Israel Treasury Bill, 0.00%, 2/29/12	ILS	5,553	$1,481,394

Total Israel			$1,481,394

Kazakhstan — 0.0%(4)
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	4,386	$29,483

Total Kazakhstan			$29,483

Malaysia — 0.0%(4)
Bank Negara Monetary Note, 0.00%, 3/29/12	MYR	56	$18,329
Bank Negara Monetary Note, 0.00%, 4/17/12	MYR	47	15,364

Total Malaysia			$33,693

Philippines — 0.5%
Philippine Treasury Bill, 0.00%, 2/15/12	PHP	51,120	$1,191,324
Philippine Treasury Bill, 0.00%, 3/7/12	PHP	103,210	2,402,752

	Principal
	Amount
Security	(000’s omitted)		Value
Philippine Treasury Bill, 0.00%, 5/2/12	PHP	3,170	$73,579
Philippine Treasury Bill, 0.00%, 5/16/12	PHP	11,080	256,978

Total Philippines			$3,924,633

Romania — 1.5%
Romania Treasury Bill, 0.00%, 3/21/12	RON	5,520	$1,649,842
Romania Treasury Bill, 0.00%, 4/11/12	RON	4,990	1,486,292
Romania Treasury Bill, 0.00%, 5/2/12	RON	8,480	2,519,981
Romania Treasury Bill, 0.00%, 6/20/12	RON	2,360	695,696
Romania Treasury Bill, 0.00%, 7/11/12	RON	2,180	640,286
Romania Treasury Bill, 0.00%, 9/5/12	RON	14,530	4,233,314

Total Romania			$11,225,411

Serbia — 2.2%
Serbia Treasury Bill, 0.00%, 4/5/12	RSD	29,480	$358,483
Serbia Treasury Bill, 0.00%, 4/26/12	RSD	109,700	1,326,286
Serbia Treasury Bill, 0.00%, 6/7/12	RSD	1,092,500	13,039,638
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	197,680	2,338,633

Total Serbia			$17,063,040

Slovakia — 0.5%
Slovakia Treasury Bill, 0.00%, 7/11/12	EUR	2,900	$3,775,515

Total Slovakia			$3,775,515

South Korea — 0.6%
Korea Monetary Stabilization Bond, 0.00%, 2/28/12	KRW	85,130	$75,588
Korea Monetary Stabilization Bond, 0.00%, 3/6/12	KRW	2,550,440	2,263,105
Korea Monetary Stabilization Bond, 0.00%, 3/27/12	KRW	222,920	197,396
Korea Monetary Stabilization Bond, 0.00%, 4/17/12	KRW	666,110	588,802
Korea Monetary Stabilization Bond, 0.00%, 5/8/12	KRW	979,930	864,436
Korea Monetary Stabilization Bond, 0.00%, 5/22/12	KRW	303,050	266,983

Total South Korea			$4,256,310

Sri Lanka — 0.3%
Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	17,130	$149,146
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	9,720	84,494
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	14,370	124,716
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	180,600	1,555,426
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	60,920	515,780
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	22,030	185,727

Total Sri Lanka			$2,615,289

Uruguay — 0.9%
Monetary Regulation Bill, 0.00%, 2/14/12	UYU	9,930	$506,334
Monetary Regulation Bill, 0.00%, 2/22/12	UYU	3,460	176,086
Monetary Regulation Bill, 0.00%, 3/13/12	UYU	46,790	2,369,514
Monetary Regulation Bill, 0.00%, 5/8/12	UYU	5,100	254,467
Monetary Regulation Bill, 0.00%, 6/27/12	UYU	8,100	398,598
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	49,091	2,376,284
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	7,400	354,703
Monetary Regulation Bill, 0.00%, 11/5/12	UYU	14,411	683,394

Total Uruguay			$7,119,380

	Principal
	Amount
Security	(000’s omitted)		Value
Zambia — 0.1%
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	540,000	$104,513
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	3,225,000	623,415

Total Zambia			$727,928

Total Foreign Government Securities (identified cost $75,359,853)			$70,708,000

U.S. Treasury Obligations — 1.6%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/23/12(8)	$12,404	$12,403,902

Total U.S. Treasury Obligations (identified cost $12,404,074)		$12,403,902

Repurchase Agreements — 3.2%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America:
Dated 1/3/12 with a maturity date of 2/6/12, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of EUR 871,137, collateralized by EUR 820,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,160,147	EUR	871	$1,139,638
Dated 1/17/12 with a maturity date of 2/21/12, an interest rate of 0.05% and repurchase proceeds of EUR 4,840,715, collateralized by EUR 4,610,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $6,303,268	EUR	4,841	6,331,614
Dated 1/24/12 with a maturity date of 2/27/12, an interest rate of 0.05% and repurchase proceeds of EUR 2,297,411, collateralized by EUR 2,225,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $3,042,250	EUR	2,297	3,004,999
Dated 1/31/12 with a maturity date of 3/5/12, an interest rate of 0.05% and repurchase proceeds of EUR 6,063,386, collateralized by EUR 5,450,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $7,931,799	EUR	6,063	7,930,868
Barclays Bank PLC:
Dated 1/18/12 with a maturity date of 2/23/12, an interest rate of 0.75% payable by the Portfolio and repurchase proceeds of $2,031,757, collateralized by $2,183,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $2,135,550		$2,033	2,033,071
Citibank NA:
Dated 1/25/12 with a maturity date of 3/30/12, an interest rate of 0.12% and repurchase proceeds of EUR 3,182,136, collateralized by EUR 3,150,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $4,279,094	EUR	3,182	4,161,560

Total Repurchase Agreements (identified cost $24,428,093)			$24,601,750

Other — 2.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(9)	$20,273	$20,273,261

Total Other (identified cost $20,273,261)		$20,273,261

Total Short-Term Investments (identified cost $132,465,281)		$127,986,913

Total Investments — 97.9% (identified cost $760,681,641)		$747,165,798

Other Assets, Less Liabilities — 2.1%		$16,031,202

Net Assets — 100.0%		$763,197,000

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $23,307,502 or 3.1% of the Portfolio’s net assets.

(2)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Amount is less than 0.05%.

(5)		Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(6)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2012.

(7)		Non-income producing.

(8)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(9)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $4,526.

Securities Sold Short

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value
Belarus
Republic of Belarus, 8.75%, 8/3/15(3)	USD	(2,183)	$(2,041,105)

Total Belarus			$(2,041,105)

Belgium
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,225,755)

Total Belgium			$(4,225,755)

France
Government of France, 3.75%, 4/25/17	EUR	(5,450)	$(7,725,257)
Government of France, 3.75%, 10/25/19	EUR	(820)	(1,149,237)
Government of France, 4.00%, 10/25/38	EUR	(6,835)	(9,248,520)

Total France			$(18,123,014)

Total Foreign Government Bonds
(proceeds $25,570,968)			$(24,389,874)

Total Securities Sold Short
(proceeds $25,570,968)			$(24,389,874)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2012 were $36,285,244 or 4.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/2/12	Euro 5,677,390	United States Dollar 7,465,767	Australia and New Zealand Banking Group Limited	$39,460
2/2/12	Serbian Dinar 540,400,640	Euro 5,115,008	Citibank NA	10,412
2/6/12	New Taiwan Dollar 29,690,000	United States Dollar 987,429	Nomura International PLC	(15,814)
2/9/12	Euro 1,570,000	United States Dollar 2,007,465	Bank of America	(46,200)
2/9/12	Euro 213,000	United States Dollar 293,682	Goldman Sachs International	15,064
2/9/12	New Taiwan Dollar 83,265,000	United States Dollar 2,769,499	Citibank NA	(43,606)
2/9/12	New Taiwan Dollar 4,070,000	United States Dollar 135,418	Credit Suisse International	(2,086)
2/9/12	New Taiwan Dollar 78,633,000	United States Dollar 2,615,433	Credit Suisse International	(41,180)
2/9/12	New Taiwan Dollar 8,020,000	United States Dollar 266,951	Standard Chartered Bank	(4,005)

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/14/12	Czech Koruna 36,506,000	Euro 1,427,856	Credit Suisse International	$(17,899)
2/15/12	Euro 12,200,000	United States Dollar 15,907,092	State Street Bank and Trust Co.	(51,496)
2/16/12	Euro 380,000	United States Dollar 514,854	Standard Chartered Bank	17,783
2/21/12	Croatian Kuna 9,410,000	Euro 1,240,361	Credit Suisse International	1,675
2/21/12	New Taiwan Dollar 36,265,000	United States Dollar 1,199,993	Barclays Bank PLC	(24,405)
2/21/12	New Taiwan Dollar 37,086,000	United States Dollar 1,226,551	Credit Suisse International	(25,567)
2/21/12	New Taiwan Dollar 36,497,000	United States Dollar 1,207,470	Nomura International PLC	(24,761)
2/21/12	New Taiwan Dollar 37,086,000	United States Dollar 1,226,551	Standard Chartered Bank	(25,567)
2/23/12	Euro 173,000	United States Dollar 234,562	Standard Chartered Bank	8,261
2/24/12	Euro 1,960,946	United States Dollar 2,497,421	Australia and New Zealand Banking Group Limited	(67,697)
2/24/12	Euro 25,651,916	United States Dollar 33,144,071	Australia and New Zealand Banking Group Limited	(411,270)
2/24/12	Euro 1,236,960	United States Dollar 1,574,761	Deutsche Bank	(43,309)
2/24/12	Euro 576,088	United States Dollar 753,714	Goldman Sachs International	131
2/24/12	Euro 1,592,511	United States Dollar 2,028,500	Goldman Sachs International	(54,667)
2/24/12	Euro 12,491,516	United States Dollar 16,151,280	State Street Bank and Trust Co.	(188,906)
2/24/12	Indonesian Rupiah 9,083,300,000	United States Dollar 1,002,019	JPMorgan Chase Bank	(5,808)
2/24/12	New Turkish Lira 549,523	United States Dollar 306,510	Bank of America	(1,033)
2/29/12	Euro 2,360,000	United States Dollar 3,100,155	Goldman Sachs International	13,004
2/29/12	Israeli Shekel 5,553,000	United States Dollar 1,518,458	Deutsche Bank	36,311
3/1/12	Euro 422,000	United States Dollar 563,978	Standard Chartered Bank	11,952
3/7/12	New Turkish Lira 5,040,000	United States Dollar 2,659,741	Citibank NA	(153,045)
3/7/12	New Turkish Lira 3,600,000	United States Dollar 1,934,652	State Street Bank and Trust Co.	(74,481)
3/9/12	Sri Lankan Rupee 17,130,000	United States Dollar 152,402	Standard Chartered Bank	2,732
3/15/12	South African Rand 774,936	United States Dollar 92,822	Standard Bank	(5,639)
3/16/12	Sri Lankan Rupee 9,720,000	United States Dollar 85,942	Standard Chartered Bank	1,090
3/19/12	New Taiwan Dollar 39,018,000	United States Dollar 1,285,178	Australia and New Zealand Banking Group Limited	(32,416)
3/19/12	New Taiwan Dollar 38,800,000	United States Dollar 1,277,997	Citibank NA	(32,235)
3/19/12	New Taiwan Dollar 32,017,000	United States Dollar 1,054,578	Credit Suisse International	(26,600)

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
3/19/12	New Taiwan Dollar 38,454,000	United States Dollar 1,266,601	Nomura International PLC	$(31,948)
3/23/12	Sri Lankan Rupee 14,370,000	United States Dollar 127,450	HSBC Bank USA	2,117
3/26/12	Croatian Kuna 3,104,900	Euro 408,303	Deutsche Bank	2,038
4/2/12	New Taiwan Dollar 34,950,000	United States Dollar 1,180,305	Barclays Bank PLC	(638)
4/2/12	New Taiwan Dollar 43,503,000	United States Dollar 1,469,150	Credit Suisse International	(794)
4/2/12	New Taiwan Dollar 39,390,000	United States Dollar 1,330,249	Deutsche Bank	(719)
4/2/12	New Taiwan Dollar 39,062,000	United States Dollar 1,319,172	HSBC Bank USA	(713)
4/17/12	Israeli Shekel 1,856,239	United States Dollar 483,056	JPMorgan Chase Bank	(11,608)
4/25/12	Croatian Kuna 10,310,700	Euro 1,353,465	Deutsche Bank	9,475
4/27/12	Sri Lankan Rupee 180,600,000	United States Dollar 1,595,406	Standard Chartered Bank	27,925
5/30/12	Croatian Kuna 2,999,000	Euro 391,821	Credit Suisse International	2,575
6/8/12	Croatian Kuna 9,264,030	Euro 1,203,433	Citibank NA	782
7/11/12	Euro 2,900,000	United States Dollar 3,904,415	Deutsche Bank	108,170
7/13/12	Sri Lankan Rupee 60,920,000	United States Dollar 540,550	Standard Chartered Bank	17,602
10/9/12	Croatian Kuna 2,950,740	Euro 381,973	Credit Suisse International	4,961
10/23/12	Croatian Kuna 7,734,000	Euro 996,393	Barclays Bank PLC	8,271
11/15/12	Euro 380,000	United States Dollar 515,728	Goldman Sachs International	17,787
11/23/12	Euro 173,000	United States Dollar 235,091	Credit Suisse International	8,380
11/29/12	Euro 422,000	United States Dollar 566,240	Standard Chartered Bank	13,189
1/24/13	Euro 410,000	United States Dollar 535,009	Standard Chartered Bank	(2,600)
1/31/13	Euro 225,000	United States Dollar 296,208	State Street Bank and Trust Co.	1,159

				$(1,086,406)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/2/12	Euro 576,088	United States Dollar 753,696	Goldman Sachs International	$(144)
2/3/12	South Korean Won 1,657,094,000	United States Dollar 1,440,075	Australia and New Zealand Banking Group Limited	34,828
2/3/12	South Korean Won 1,657,283,000	United States Dollar 1,439,864	BNP Paribas SA	35,207
2/3/12	South Korean Won 1,638,623,000	United States Dollar 1,424,023	Deutsche Bank	34,440
2/6/12	Serbian Dinar 540,400,640	Euro 5,112,879	Citibank NA	(13,615)

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/9/12	Indian Rupee 125,100,000	United States Dollar 2,402,581	Standard Chartered Bank	$121,219
2/9/12	Philippine Peso 73,370,000	United States Dollar 1,660,406	Credit Suisse International	50,979
2/9/12	Polish Zloty 5,610,723	Euro 1,250,607	State Street Bank and Trust Co.	101,607
2/13/12	Mexican Peso 357,090,676	United States Dollar 26,266,131	HSBC Bank USA	1,104,632
2/13/12	Mexican Peso 217,378,684	United States Dollar 15,885,262	HSBC Bank USA	776,670
2/13/12	Philippine Peso 73,740,000	United States Dollar 1,672,147	Standard Chartered Bank	48,172
2/13/12	South African Rand 53,240,046	United States Dollar 6,476,891	State Street Bank and Trust Co.	319,036
2/13/12	Yuan Renminbi 12,883,000	United States Dollar 2,037,321	Australia and New Zealand Banking Group Limited	7,177
2/13/12	Yuan Renminbi 7,051,000	United States Dollar 1,102,925	Bank of America	16,050
2/13/12	Yuan Renminbi 12,669,000	United States Dollar 1,982,629	Citibank NA	27,908
2/13/12	Yuan Renminbi 11,657,000	United States Dollar 1,824,114	Standard Chartered Bank	25,821
2/13/12	Yuan Renminbi 12,144,000	United States Dollar 1,920,972	Standard Chartered Bank	6,249
2/13/12	Zambian Kwacha 2,695,035,000	United States Dollar 517,381	Citibank NA	7,126
2/14/12	Polish Zloty 51,040,000	United States Dollar 14,833,328	Citibank NA	963,861
2/14/12	Polish Zloty 108,728,112	United States Dollar 31,440,666	State Street Bank and Trust Co.	2,211,344
2/14/12	Russian Ruble 50,460,000	United States Dollar 1,590,694	HSBC Bank USA	72,750
2/14/12	Russian Ruble 36,034,000	United States Dollar 1,161,263	Nomura International PLC	26,619
2/16/12	Chilean Peso 272,965,000	United States Dollar 519,933	State Street Bank and Trust Co.	34,410
2/17/12	South Korean Won 1,995,000,000	United States Dollar 1,718,568	Australia and New Zealand Banking Group Limited	53,168
2/17/12	South Korean Won 1,763,000,000	United States Dollar 1,519,173	Standard Chartered Bank	46,527
2/23/12	Indian Rupee 138,457,000	United States Dollar 2,732,039	Barclays Bank PLC	47,423
2/23/12	Indian Rupee 123,076,000	United States Dollar 2,429,020	Standard Chartered Bank	41,676
2/23/12	Polish Zloty 82,989,923	Euro 19,113,514	HSBC Bank USA	658,744
2/23/12	Swedish Krona 22,143,400	Euro 2,525,105	Nomura International PLC	(51,200)
2/23/12	Swedish Krona 22,143,400	Euro 2,523,680	Standard Chartered Bank	(49,337)
2/24/12	Ghanaian Cedi 767,700	United States Dollar 455,608	Standard Bank	(1,329)
2/24/12	Ghanaian Cedi 3,061,500	United States Dollar 1,835,982	Standard Bank	(24,369)
2/24/12	Indonesian Rupiah 13,672,000,000	United States Dollar 1,477,735	Bank of America	39,226

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/29/12	Yuan Renminbi 9,833,000	United States Dollar 1,560,595	Australia and New Zealand Banking Group Limited	$168
2/29/12	Yuan Renminbi 7,199,000	United States Dollar 1,133,255	Bank of America	9,422
2/29/12	Yuan Renminbi 8,773,000	United States Dollar 1,392,694	Bank of America	(181)
2/29/12	Yuan Renminbi 8,794,000	United States Dollar 1,384,664	Citibank NA	11,182
2/29/12	Yuan Renminbi 8,793,350	United States Dollar 1,384,126	HSBC Bank USA	11,618
3/2/12	Brazilian Real 11,440,000	United States Dollar 6,480,301	State Street Bank and Trust Co.	17,484
3/12/12	Indian Rupee 38,674,000	United States Dollar 724,605	Citibank NA	47,875
3/12/12	Indian Rupee 33,766,000	United States Dollar 632,648	Credit Suisse International	41,800
3/12/12	Singapore Dollar 11,184,000	United States Dollar 8,678,917	Standard Chartered Bank	212,440
3/12/12	Yuan Renminbi 12,669,000	United States Dollar 1,980,460	Australia and New Zealand Banking Group Limited	28,597
3/12/12	Yuan Renminbi 6,888,193	United States Dollar 1,075,608	Bank of America	16,726
3/12/12	Yuan Renminbi 11,657,000	United States Dollar 1,822,545	Deutsche Bank	26,028
3/19/12	Hungarian Forint 415,566,619	United States Dollar 1,774,182	Barclays Bank PLC	63,053
3/19/12	Hungarian Forint 382,902,716	United States Dollar 1,645,973	Barclays Bank PLC	46,854
3/19/12	Hungarian Forint 282,415,200	United States Dollar 1,204,483	Barclays Bank PLC	44,084
3/19/12	South African Rand 19,119,861	United States Dollar 2,254,382	State Street Bank and Trust Co.	173,494
3/19/12	South Korean Won 1,153,940,000	United States Dollar 998,045	Australia and New Zealand Banking Group Limited	23,332
3/19/12	South Korean Won 1,214,551,000	United States Dollar 1,050,286	HSBC Bank USA	24,739
3/19/12	South Korean Won 1,160,109,000	United States Dollar 1,003,555	Standard Chartered Bank	23,283
3/19/12	Thai Baht 352,510,000	United States Dollar 11,012,496	Citibank NA	348,984
3/20/12	Ugandan Shilling 842,900,000	United States Dollar 336,621	Citibank NA	16,768
3/20/12	Ugandan Shilling 468,400,000	United States Dollar 186,986	Standard Chartered Bank	9,393
3/23/12	Philippine Peso 51,300,000	United States Dollar 1,170,084	HSBC Bank USA	26,539
3/30/12	Indian Rupee 7,280,000	United States Dollar 134,516	Bank of America	10,325
3/30/12	Indian Rupee 7,750,000	United States Dollar 143,147	Barclays Bank PLC	11,044
3/30/12	Indian Rupee 7,750,000	United States Dollar 143,147	Citibank NA	11,044
3/30/12	Norwegian Krone 19,732,941	Euro 2,571,469	Australia and New Zealand Banking Group Limited	(8,391)
3/30/12	Norwegian Krone 19,732,941	Euro 2,571,570	Standard Chartered Bank	(8,522)

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
3/30/12	Ugandan Shilling 726,570,800	United States Dollar 296,560	Citibank NA	$6,369
4/3/12	Brazilian Real 12,442,000	United States Dollar 7,392,751	Deutsche Bank	(372,990)
4/3/12	Brazilian Real 12,441,000	United States Dollar 7,396,552	Nomura International PLC	(377,355)
4/3/12	Brazilian Real 15,401,000	United States Dollar 9,178,188	Standard Chartered Bank	(488,963)
4/9/12	Mexican Peso 103,029,439	United States Dollar 7,435,459	Standard Chartered Bank	424,336
4/11/12	New Turkish Lira 1,831,174	United States Dollar 989,022	State Street Bank and Trust Co.	25,162
4/12/12	Zambian Kwacha 2,695,035,000	United States Dollar 509,170	Citibank NA	10,155
4/20/12	Malaysian Ringgit 88,347,000	United States Dollar 28,182,659	Credit Suisse International	710,532
4/20/12	Malaysian Ringgit 86,219,000	United States Dollar 27,504,705	JPMorgan Chase Bank	692,540
4/25/12	Zambian Kwacha 2,918,500,062	United States Dollar 542,472	Standard Bank	18,606
4/26/12	Ugandan Shilling 731,556,000	United States Dollar 239,854	Barclays Bank PLC	62,837
4/26/12	Ugandan Shilling 431,117,000	United States Dollar 141,118	Citibank NA	37,262
5/9/12	Zambian Kwacha 691,500,000	United States Dollar 135,641	Standard Bank	(3,024)
5/10/12	Thai Baht 615,825,000	United States Dollar 20,157,938	Standard Chartered Bank	(369,473)
6/18/12	Yuan Renminbi 780,000	United States Dollar 123,702	Citibank NA	277
6/18/12	Yuan Renminbi 1,990,000	United States Dollar 299,248	Goldman Sachs International	17,056
6/18/12	Yuan Renminbi 15,300,000	United States Dollar 2,423,340	Standard Chartered Bank	8,546
7/25/12	Ugandan Shilling 795,760,000	United States Dollar 244,038	Standard Chartered Bank	72,729
8/7/12	Ugandan Shilling 726,570,800	United States Dollar 245,132	Standard Chartered Bank	42,426
10/25/12	Ugandan Shilling 690,620,000	United States Dollar 203,375	Standard Chartered Bank	60,335
10/29/12	Ugandan Shilling 843,108,000	United States Dollar 270,270	Citibank NA	51,093
10/29/12	Ugandan Shilling 848,592,000	United States Dollar 268,919	Standard Chartered Bank	54,535
10/31/12	Ugandan Shilling 622,159,200	United States Dollar 201,216	Standard Bank	35,719
11/13/12	Yuan Renminbi 10,940,000	United States Dollar 1,743,426	Bank of America	(3,246)

				$8,727,521

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Month/Year	Contracts	Position	Cost	Value	(Depreciation)
3/12	8 Euro-Bobl	Long	$1,287,032	$1,314,538	$27,506
3/12	62 Euro-Bund	Long	10,929,221	11,331,162	401,941
3/12	29 Euro-Buxl	Long	4,560,428	4,820,581	260,153
3/12	18 Euro-Schatz	Short	(2,594,410)	(2,600,062)	(5,652)
3/12	8 Japan 10-Year Bond	Short	(14,863,290)	(14,966,150)	(102,860)
3/12	78 U.S. 10-Year Treasury Note	Short	(10,187,085)	(10,315,500)	(128,415)
3/12	63 U.S. 30-Year Treasury Bond	Short	(9,042,781)	(9,162,562)	(119,781)
4/12	22 Platinum	Long	1,577,710	1,746,910	169,200

					$502,092

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	640	Receives	3-month ILS TELBOR	4.20%	11/19/14	$(7,753)
Bank of America	ILS	600	Receives	3-month ILS TELBOR	4.54	1/6/15	(8,781)
Bank of America	MXN	26,000	Pays	Mexican Interbank Deposit Rate	6.46	9/24/20	49,082
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	6,253
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	7,771
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	195,341
Barclays Bank PLC	ILS	303	Receives	3-month ILS TELBOR	5.15	3/5/20	(10,894)
Barclays Bank PLC	ILS	303	Receives	3-month ILS TELBOR	5.16	3/8/20	(10,934)
Barclays Bank PLC	MXN	48,400	Pays	Mexican Interbank Deposit Rate	7.11	5/21/21	248,206
Barclays Bank PLC	MYR	26,000	Pays	3-month MYR KLIBOR	3.39	11/23/13	43,212
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	97,736
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	195,303
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	111,095
Barclays Bank PLC	PLN	8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	102,817
Barclays Bank PLC	PLN	14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	124,767
Barclays Bank PLC	PLN	24,000	Pays	6-month PLN WIBOR	5.18	11/9/14	65,699
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	42,415
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	59,382
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	(81,390)
Barclays Bank PLC	ZAR	53,700	Pays	3-month JIBAR	7.41	9/24/20	88,131
Citibank NA	MXN	50,000	Pays	Mexican Interbank Deposit Rate	9.08	8/6/13	245,378
Citibank NA	MXN	48,000	Pays	Mexican Interbank Deposit Rate	6.86	11/10/20	190,599
Citibank NA	MYR	37,000	Pays	3-month MYR KLIBOR	3.48	3/4/13	50,802
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	27,408
Credit Suisse International	MXN	42,000	Pays	Mexican Interbank Deposit Rate	6.24	7/31/15	122,768
Credit Suisse International	MXN	45,000	Pays	Mexican Interbank Deposit Rate	5.84	10/1/15	85,941
Credit Suisse International	MXN	41,500	Pays	Mexican Interbank Deposit Rate	6.36	10/23/20	54,098
Credit Suisse International	PLN	10,000	Pays	6-month PLN WIBOR	5.17	6/15/12	86,948
Deutsche Bank	MXN	85,500	Pays	Mexican Interbank Deposit Rate	6.38	6/17/16	296,746
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	192,925
Deutsche Bank	PLN	5,400	Pays	6-month PLN WIBOR	4.85	4/23/14	44,113
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	40,825
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	277,936
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	274,283

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Goldman Sachs International	ZAR	31,560	Pays	3-month JIBAR	8.07%	7/7/21	$214,187
HSBC Bank USA	MXN	44,030	Pays	Mexican Interbank Deposit Rate	7.28	12/23/20	274,637
HSBC Bank USA	THB	262,000	Pays	6-month THBFIX	2.67	10/21/15	(109,121)
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26	8/19/20	(45,468)
HSBC Bank USA	THB	159,000	Pays	6-month THBFIX	3.50	11/25/20	16,984
JPMorgan Chase Bank	BRL	41,183	Pays	Brazilian Interbank Deposit Rate	12.62	1/2/13	804,552
JPMorgan Chase Bank	MXN	50,500	Pays	Mexican Interbank Deposit Rate	5.31	9/19/12	13,635
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	22,546
JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	86,492
JPMorgan Chase Bank	PLN	16,600	Pays	6-month PLN WIBOR	4.75	10/11/13	(18,566)
JPMorgan Chase Bank	PLN	31,500	Pays	6-month PLN WIBOR	5.06	11/26/13	20,800
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	26,556
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	11,122
JPMorgan Chase Bank	PLN	15,099	Pays	6-month PLN WIBOR	5.62	4/8/21	418,669
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	(60,189)
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month JIBAR	9.05	10/12/15	426,968
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexican Interbank Deposit Rate	4.82	9/4/14	(20,182)
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexican Interbank Deposit Rate	7.95	12/3/31	134,808
Morgan Stanley & Co. International PLC	PLN	32,000	Pays	6-month PLN WIBOR	4.87	10/26/16	22,735
Standard Bank	ZAR	62,500	Pays	3-month JIBAR	7.98	5/20/19	443,079
Standard Bank	ZAR	22,000	Pays	3-month JIBAR	7.93	6/2/21	129,216
Standard Chartered Bank	BRL	19,000	Pays	Brazilian Interbank Deposit Rate	12.12	1/2/13	347,442

							$6,469,130

BRL	-	Brazilian Real

ILS	-	Israeli Shekel

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract			Current		Upfront	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)
Argentina	Bank of America	$4,959	5.00	%(1)	6/20/13	4.26%	$79,191	$(19,275)	$59,916
Argentina	Bank of America	1,520	5.00	(1)	6/20/13	4.26	24,273	(13,476)	10,797
Argentina	Bank of America	760	5.00	(1)	6/20/13	4.26	12,137	(6,938)	5,199
Argentina	Bank of America	667	5.00	(1)	6/20/13	4.26	10,656	(8,035)	2,621
Argentina	Bank of America	695	5.00	(1)	6/20/13	4.26	11,094	(8,642)	2,452
Argentina	Credit Suisse International	826	5.00	(1)	6/20/13	4.26	13,191	(3,211)	9,980
Argentina	Credit Suisse International	763	5.00	(1)	6/20/13	4.26	12,185	(6,985)	5,200
Argentina	Credit Suisse International	734	5.00	(1)	6/20/13	4.26	11,722	(6,719)	5,003
Argentina	Credit Suisse International	379	5.00	(1)	6/20/13	4.26	6,052	(2,463)	3,589
Argentina	Deutsche Bank	1,500	5.00	(1)	6/20/13	4.26	23,954	(12,768)	11,186
Argentina	Deutsche Bank	734	5.00	(1)	6/20/13	4.26	11,722	(6,719)	5,003
Argentina	Deutsche Bank	668	5.00	(1)	6/20/13	4.26	10,667	(6,111)	4,556
Argentina	Deutsche Bank	695	5.00	(1)	6/20/13	4.26	11,096	(8,643)	2,453
Iceland	JPMorgan Chase Bank	500	1.75		3/20/18	2.93	(29,769)	—	(29,769)
Iceland	JPMorgan Chase Bank	200	2.10		3/20/23	2.97	(13,373)	—	(13,373)
Iceland	JPMorgan Chase Bank	200	2.45		3/20/23	2.97	(7,739)	—	(7,739)

		Notional	Contract			Current		Upfront	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)
Panama	Credit Suisse International	$400	1.00	%(1)	12/20/16	1.31%	$(5,337)	$11,866	$6,529
Panama	Credit Suisse International	300	1.00	(1)	12/20/16	1.31	(4,003)	7,826	3,823
Panama	Deutsche Bank	400	1.00	(1)	12/20/16	1.31	(5,337)	10,973	5,636
Panama	Goldman Sachs International	500	1.00	(1)	12/20/16	1.31	(6,672)	14,832	8,160
Panama	Morgan Stanley & Co. International PLC	400	1.00	(1)	12/20/16	1.31	(5,337)	12,401	7,064
Panama	Morgan Stanley & Co. International PLC	400	1.00	(1)	12/20/16	1.31	(5,337)	10,973	5,636
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.67	(12,563)	3,448	(9,115)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.67	(18,544)	4,856	(13,688)
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.67	(13,520)	4,156	(9,364)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.67	(17,946)	5,469	(12,477)
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	1.67	(20,100)	13,750	(6,350)
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	1.67	(18,904)	6,334	(12,570)
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	1.67	(18,544)	5,707	(12,837)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.62	(10,412)	8,671	(1,741)
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.67	(14,596)	4,486	(10,110)
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	1.67	(19,622)	6,574	(13,048)
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	1.67	(19,502)	6,291	(13,211)
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.62	(31,235)	15,844	(15,391)

							$(60,452)	$44,472	$(15,980)

Credit Default Swaps — Buy Protection

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$3,765	$—	$3,765
Austria	Barclays Bank PLC	200	1.42		3/20/14	(1,366)	—	(1,366)
Brazil	Bank of America	825	1.00	(1)	6/20/20	40,581	(32,005)	8,576
Brazil	Bank of America	350	1.00	(1)	6/20/20	17,216	(10,761)	6,455
Brazil	Bank of America	2,900	1.00	(1)	12/20/20	154,485	(82,136)	72,349
Brazil	Bank of America	883	1.00	(1)	12/20/20	47,037	(29,239)	17,798
Brazil	Bank of America	387	1.00	(1)	12/20/20	20,616	(12,535)	8,081
Brazil	Bank of America	120	1.00	(1)	12/20/20	6,393	(3,718)	2,675
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(3,138)	—	(3,138)
Brazil	Barclays Bank PLC	770	1.00	(1)	12/20/20	41,019	(26,093)	14,926
Brazil	Citibank NA	190	1.00	(1)	12/20/20	10,123	(5,957)	4,166
Brazil	Deutsche Bank	1,600	1.00	(1)	12/20/20	85,235	(33,817)	51,418
Brazil	Deutsche Bank	190	1.00	(1)	12/20/20	10,123	(6,645)	3,478
Brazil	HSBC Bank USA	160	1.00	(1)	12/20/20	8,524	(5,016)	3,508
Brazil	Standard Chartered Bank	800	1.00	(1)	12/20/20	42,617	(21,119)	21,498
Brazil	Standard Chartered Bank	150	1.00	(1)	12/20/20	7,992	(4,703)	3,289
China	Bank of America	1,000	1.00	(1)	3/20/17	16,508	(30,658)	(14,150)
China	Barclays Bank PLC	1,648	1.00	(1)	3/20/17	27,205	(45,978)	(18,773)
China	Deutsche Bank	703	1.00	(1)	3/20/17	11,605	(18,640)	(7,035)
China	Deutsche Bank	1,393	1.00	(1)	3/20/17	22,995	(36,935)	(13,940)
Colombia	Bank of America	950	1.00	(1)	9/20/21	50,833	(41,108)	9,725
Colombia	Goldman Sachs International	740	1.00	(1)	9/20/21	39,596	(31,458)	8,138
Colombia	HSBC Bank USA	2,100	1.00	(1)	9/20/21	112,366	(87,273)	25,093
Colombia	Morgan Stanley & Co. International PLC	1,100	1.00	(1)	9/20/21	58,859	(47,598)	11,261
Egypt	Bank of America	550	1.00	(1)	9/20/15	78,304	(19,146)	59,158
Egypt	Barclays Bank PLC	125	1.00	(1)	6/20/15	16,517	(3,447)	13,070
Egypt	Citibank NA	650	1.00	(1)	12/20/15	98,961	(33,981)	64,980
Egypt	Citibank NA	100	1.00	(1)	6/20/20	28,978	(9,296)	19,682

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Egypt	Citibank NA	$100	1.00	%(1)	6/20/20	$28,978	$(9,765)	$19,213
Egypt	Credit Suisse International	1,085	1.00	(1)	12/20/15	165,186	(56,725)	108,461
Egypt	Credit Suisse International	375	1.00	(1)	12/20/15	57,092	(18,366)	38,726
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	33,033	(6,820)	26,213
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	19,820	(5,521)	14,299
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	13,215	(4,140)	9,075
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	13,215	(4,276)	8,939
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	17,797	(5,583)	12,214
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	213,144	(54,911)	158,233
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	141,588	(44,227)	97,361
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	28,978	(9,353)	19,625
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	14,490	(4,671)	9,819
Egypt	JPMorgan Chase Bank	100	1.00	(1)	6/20/15	13,214	(4,195)	9,019
Greece	Citibank NA	225	1.00	(1)	6/20/15	185,594	(29,109)	156,485
Guatemala	Citibank NA	458	1.00	(1)	9/20/20	39,028	(30,374)	8,654
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	17,595	(8,884)	8,711
Lebanon	Citibank NA	250	3.30		9/20/14	2,929	—	2,929
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	17,595	(9,018)	8,577
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	13,194	(6,528)	6,666
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	8,796	(4,441)	4,355
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	28,820	(13,263)	15,557
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	9,607	(4,447)	5,160
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	121,706	(66,204)	55,502
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	102,234	(58,293)	43,941
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	42,597	(23,120)	19,477
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	9,607	(4,105)	5,502
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	138,744	(78,371)	60,373
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	105,275	(59,711)	45,564
Philippines	Bank of America	700	1.00	(1)	12/20/15	9,245	(11,796)	(2,551)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(2,440)	—	(2,440)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	361	(2,585)	(2,224)
Philippines	Citibank NA	200	1.84		12/20/14	(4,821)	—	(4,821)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	382	(2,966)	(2,584)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	5,833	(11,296)	(5,463)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	361	(2,584)	(2,223)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	81,558	(70,703)	10,855
South Africa	Bank of America	300	1.00	(1)	12/20/19	22,068	(10,972)	11,096
South Africa	Bank of America	775	1.00	(1)	12/20/20	65,270	(26,527)	38,743
South Africa	Bank of America	525	1.00	(1)	12/20/20	44,216	(19,711)	24,505
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	22,069	(12,684)	9,385
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	7,628	(3,250)	4,378
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	63,166	(27,109)	36,057
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	47,585	(19,268)	28,317
South Africa	Citibank NA	150	1.00	(1)	12/20/19	11,036	(7,211)	3,825
South Africa	Citibank NA	100	1.00	(1)	3/20/20	7,628	(5,072)	2,556
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	7,628	(3,564)	4,064
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	7,628	(4,336)	3,292
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	65,270	(28,204)	37,066
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	66,535	(30,213)	36,322
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	70,746	(39,483)	31,263
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	40,819	(24,554)	16,265
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	51,375	(21,680)	29,695
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	68,641	(29,550)	39,091
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	69,062	(30,214)	38,848
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	7,357	(5,013)	2,344
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	7,357	(6,016)	1,341
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	7,628	(3,501)	4,127
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	7,627	(3,626)	4,001
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	7,628	(5,012)	2,616
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	27,946	(14,073)	13,873
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	119,131	(63,311)	55,820
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	117,428	(63,581)	53,847
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	51,057	(27,233)	23,824
Spain	Citibank NA	300	1.00	(1)	3/20/20	48,416	(6,689)	41,727
Spain	Citibank NA	300	1.00	(1)	3/20/20	48,416	(13,775)	34,641
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	48,416	(6,316)	42,100

		Notional		Contract				Upfront	Net Unrealized
		Amount		Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Spain	Deutsche Bank		$300	1.00	%(1)	3/20/20	$48,416	$(13,775)	$34,641
Spain	Deutsche Bank		550	1.00	(1)	6/20/20	90,417	(32,667)	57,750
Spain	Deutsche Bank		3,265	1.00	(1)	12/20/20	555,664	(258,021)	297,643
Spain	Deutsche Bank		670	1.00	(1)	12/20/20	114,026	(61,739)	52,287
Spain	Goldman Sachs International		193	1.00	(1)	9/20/20	32,296	(16,611)	15,685
Thailand	Barclays Bank PLC		400	0.97		9/20/19	23,585	—	23,585
Thailand	Citibank NA		400	0.86		12/20/14	3,133	—	3,133
Thailand	Citibank NA		200	0.95		9/20/19	12,067	—	12,067
Thailand	Goldman Sachs International		1,500	1.00	(1)	3/20/16	24,025	(10,338)	13,687
Thailand	JPMorgan Chase Bank		200	0.87		12/20/14	1,507	—	1,507
Uruguay	Citibank NA		100	1.00	(1)	6/20/20	7,525	(6,399)	1,126
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	7,525	(6,249)	1,276
Venezuela	Barclays Bank PLC		300	5.00	(1)	12/20/21	56,203	(77,819)	(21,616)
Venezuela	Barclays Bank PLC		400	5.00	(1)	12/20/21	74,938	(101,856)	(26,918)
Venezuela	Barclays Bank PLC		400	5.00	(1)	12/20/21	74,939	(103,003)	(28,064)
Venezuela	Barclays Bank PLC		560	5.00	(1)	12/20/21	104,913	(136,359)	(31,446)
Venezuela	Barclays Bank PLC		592	5.00	(1)	12/20/21	110,907	(146,159)	(35,252)
Venezuela	Barclays Bank PLC		584	5.00	(1)	12/20/21	109,408	(153,039)	(43,631)
Venezuela	Deutsche Bank		843	5.00	(1)	12/20/21	157,930	(206,836)	(48,906)
Banco de Sabadell, S.A.	JPMorgan Chase Bank		110	3.00	(1)	3/20/15	17,682	(451)	17,231
Citigroup, Inc.	Bank of America		490	1.00	(1)	9/20/20	46,398	(26,791)	19,607
Citigroup, Inc.	JPMorgan Chase Bank		490	1.00	(1)	9/20/20	46,398	(28,340)	18,058
Erste Group Bank AG	Barclays Bank PLC		110	1.00	(1)	3/20/15	12,968	(4,890)	8,078
ING Verzekeringen N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	3,845	(2,200)	1,645
OAO Gazprom	Deutsche Bank		100	1.00	(1)	9/20/20	14,967	(10,664)	4,303
Rabobank Nederland N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	2,037	(64)	1,973
Raiffeisen Zentralbank	Barclays Bank PLC		110	1.00	(1)	3/20/15	10,563	(6,602)	3,961
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs International	EUR	920	1.00	(1)	12/20/16	61,928	(102,574)	(40,646)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs International	EUR	1,590	5.00	(1)	12/20/16	(117,692)	(8,767)	(126,459)

							$5,692,794	$(3,489,574)	$2,203,220

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $27,465,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Commodity	Futures Contracts*	$169,200	$—

		$169,200	$—

Credit	Credit Default Swaps	$6,060,191	$(427,849)

		$6,060,191	$(427,849)

Equity Price	Put Options Purchased	$98,184	$—

		$98,184	$—

Foreign Exchange	Currency Options Purchased	$24,735	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	10,881,966	(3,240,851)

		$10,906,701	$(3,240,851)

Interest Rate	Futures Contracts*	$689,600	$(356,708)
Interest Rate	Interest Rate Swaps	6,842,408	(373,278)

		$7,532,008	$(729,986)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$766,036,914

Gross unrealized appreciation	$23,647,022
Gross unrealized depreciation	(42,518,138)

Net unrealized depreciation	$(18,871,116)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$590,888,262	$—	$590,888,262
Mortgage Pass-Throughs	—	12,394,649	—	12,394,649
U.S. Government Agency Obligations	—	8,178,035	—	8,178,035
Precious Metals	7,595,020	—	—	7,595,020
Currency Options Purchased	—	24,735	—	24,735
Put Options Purchased	—	98,184	—	98,184
Short-Term Investments —
Foreign Government Securities	—	70,708,000	—	70,708,000
U.S. Treasury Obligations	—	12,403,902	—	12,403,902
Repurchase Agreements	—	24,601,750	—	24,601,750
Other	—	20,273,261	—	20,273,261

Total Investments	$7,595,020	$739,570,778	$—	$747,165,798

Forward Foreign Currency Exchange Contracts	$—	$10,881,966	$—	$10,881,966
Swap Contracts	—	12,902,599	—	12,902,599
Futures Contracts	858,800	—	—	858,800

Total	$8,453,820	$763,355,343	$—	$771,809,163

Liability Description

Securities Sold Short	$—	$(24,389,874)	$—	$(24,389,874)
Forward Foreign Currency Exchange Contracts	—	(3,240,851)	—	(3,240,851)
Swap Contracts	—	(801,127)	—	(801,127)
Futures Contracts	(356,708)	—	—	(356,708)

Total	$(356,708)	$(28,431,852)	$—	$(28,788,560)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Emerging Markets Local Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 26, 2012